Financing and Interest (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Interest on Credit Facilities	$ 55,498	$ 56,713
Interest on long-term notes	148,968	102,426
Interest on lease obligations	1,638	684
Cash interest	206,104	159,823
Amortization of debt issue costs	16,694	11,944
Accretion on asset retirement obligations	21,226	20,406
Early redemption expense	24,350	0
Financing and interest	$ 268,374	$ 192,173